Non-current other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Non-current other receivables
Schedule of non-current other receivables

	2019	2018	2017
	$m	$m	$m
Prepayments	392	461	702
Accrued income	10	–	–
Other receivables	338	54	145
Non-current other receivables	740	515	847